Intangible assets, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	$ 37,231
Intangible assets at end of period	253,875	$ 37,231
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	20,242	14,309
Exchange differences	(676)	5,933
Acquisition of subsidiaries	208,204
Disposal		0
Intangible assets at end of period	227,770	20,242
Goodwill | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	20,242	14,309
Intangible assets at end of period	227,770	20,242
Goodwill | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	0	0
Intangible assets at end of period	0	0
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	7,162	6,042
Exchange differences	(112)	1,935
Additions	2,043	1,190
Acquisition of subsidiaries	10,419
Disposal		(205)
Amortization charge	(2,333)	(1,800)
Intangible assets at end of period	17,179	7,162
Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	19,828	16,908
Intangible assets at end of period	32,178	19,828
Software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(12,666)	(10,866)
Intangible assets at end of period	(14,999)	(12,666)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	9,256	6,431
Exchange differences	(484)	3,332
Additions	0	0
Acquisition of subsidiaries	0
Disposal		0
Amortization charge	(477)	(507)
Intangible assets at end of period	8,295	9,256
Trademarks | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	12,826	9,494
Intangible assets at end of period	12,342	12,826
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(3,570)	(3,063)
Intangible assets at end of period	(4,047)	(3,570)
Others
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	571	737
Exchange differences	66	(159)
Additions	0	0
Acquisition of subsidiaries	0
Disposal		0
Amortization charge	(6)	(7)
Intangible assets at end of period	631	571
Others | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	1,185	1,344
Intangible assets at end of period	1,251	1,185
Others | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(614)	(607)
Intangible assets at end of period	(620)	(614)
Intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	37,231	27,519
Exchange differences	(1,206)	11,041
Additions	2,043	1,190
Acquisition of subsidiaries	218,623
Disposal		(205)
Amortization charge	(2,816)	(2,314)
Intangible assets at end of period	253,875	37,231
Intangible assets | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	54,081	42,055
Intangible assets at end of period	273,541	54,081
Intangible assets | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(16,850)	(14,536)
Intangible assets at end of period	$ (19,666)	$ (16,850)